Annual Operating Expenses {- Fidelity® Total International Index Fund} - 10.31 Fidelity Total International Index Fund PRO-11 - Fidelity® Total International Index Fund - Fidelity Total International Index Fund
Dec. 30, 2020
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.06%